6 INCOME TAXES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
INCOME TAXES

NOTE 6.            INCOME TAXES:

The provision for income taxes consists of the following components for the years ended December 31:

	2016	2015
Current:
Federal and state	$(355,243)	$60,040
Foreign	96,357	-
Total current provision	(258,886)	60,040
Deferred:
Federal and state	(3,488,960)	(979,006)
Foreign	-	-
Valuation allowance	-	790,506
Total deferred benefit	(3,488,960)	(188,500)

Total provision for income taxes	$(3,747,846)	$(128,460)

The Company recorded a tax provision (benefit) of $(3,747,846) and $(128,460) for the periods ended December 31, 2016 and December 31, 2015, respectively. The reported tax provision (benefit) for the twelve-month periods ended December 31, 2016 and December 31, 2015 are based upon an estimated annual effective tax rate of 34% for all such periods. The effective tax rates reflected our combined federal and state income tax rates and the recognition of U.S. deferred tax liabilities for differences between the book and tax basis of goodwill.

We assess the reliability of our deferred tax assets and assess the need for a valuation allowance on an ongoing basis. The periodic assessment of the net carrying value of our deferred tax assets under the applicable accounting rules is highly judgmental. We are required to consider all available positive and negative evidence in evaluating the likelihood that we will be able to realize the benefit of our deferred tax assets in the future. Such evidence includes scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and the results of recent operations. Since this evaluation requires consideration of events that may occur some years into the future, there is significant judgment involved and our conclusion could be materially different should certain of our expectations not transpire.

We have reviewed the tax positions taken, or to be taken, in our tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2016, the gross amount of unrecognized tax benefits exclusive of interest and penalties was zero. We have identified no other uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the twelve months ending December 31, 2017. We remain subject to examination until the statute of limitations expires for each respective tax jurisdiction.